UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 98.5%
COMMODITIES 2.0%
Central Fund of Canada Ltd.	458,780	$7,620,336
COVERED CALL 12.0%
Dow 30 Enhanced Premium and Income Fund	130,000	1,327,300
Eaton Vance Risk-Managed Diversified Equity Income Fund	179,700	2,501,424
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	633,656	8,624,058
Eaton Vance Tax-Managed Diversified Equity Income Fund	782,917	9,136,642
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	688,465	8,853,660
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	800,262	8,754,866
NFJ Dividend Interest & Premium Strategy Fund	291,700	4,597,192
Nuveen Equity Premium Advantage Fund	115,323	1,525,723
		45,320,865
EMERGING MARKETS DEBT 3.4%
AllianceBernstein Global High Income Fund	433,900	6,417,381
Morgan Stanley Emerging Markets Domestic Debt Fund	175,200	2,995,920
Western Asset Emerging Markets Debt Fund	73,900	1,407,795
Western Asset Emerging Markets Income Fund II	134,400	1,841,280
		12,662,376
ENERGY/ RESOURCES 2.9%
ASA Ltd.	15,200	460,560
BlackRock Global Energy and Resources Trust	54,000	1,327,860
BlackRock Real Asset Equity Trust	370,300	4,802,791
ClearBridge Energy MLP Fund	93,265	1,900,741
Gabelli Global Gold Natural Resources & Income Trust	142,198	2,481,355
		10,973,307

	Number of Shares	Value
EQUITY TAX-ADVANTAGED 7.9%
Eaton Vance Tax-Advantaged Dividend Income Fund	497,900	$7,826,988
Eaton Vance Tax-Advantaged Global Dividend Income Fund	673,200	9,451,728
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	301,500	5,921,460
Gabelli Dividend & Income Trust	302,869	4,218,965
John Hancock Tax-Advantaged Dividend Income Fund	154,090	2,345,250
		29,764,391
FINANCIAL 0.6%
John Hancock Bank and Thrift Opportunity Fund	143,000	2,117,830
GLOBAL EQUITY 1.7%
BlackRock International Growth and Income Trust	204,535	2,149,663
Clough Global Equity Fund	290,200	4,115,036
		6,264,699
GLOBAL EQUITY DIVIDEND 2.1%
Alpine Total Dynamic Dividend Fund	1,471,900	8,007,136
GLOBAL HYBRID (GROWTH & INCOME) 3.7%
Clough Global Opportunities Fund	799,900	10,142,732
Nuveen Diversified Dividend and Income Fund	366,051	4,015,579
		14,158,311
GLOBAL INCOME 7.0%
AllianceBernstein Income Fund	1,249,800	10,473,324
Putnam Premier Income Trust	1,672,400	11,322,148
Templeton Global Income Fund	276,065	2,978,741
Western Asset Global High Income Fund	136,300	1,736,462
		26,510,675
HEALTH/BIOTECH 0.9%
BlackRock Health Sciences Trust	126,800	3,233,400

	Number of Shares	Value
HIGH YIELD 13.1%
BlackRock Corporate High Yield Fund	273,500	$1,939,115
BlackRock Corporate High Yield Fund III	271,500	1,916,790
BlackRock Corporate High Yield Fund V	428,400	4,999,428
BlackRock Corporate High Yield Fund VI	455,755	5,263,970
New America High Income Fund	398,436	4,036,157
PIMCO High Income Fund	213,992	2,786,176
Pioneer High Income Trust	269,038	4,336,892
Wells Fargo Advantage Income Opportunities Fund	490,400	5,031,504
Western Asset High Income Fund II	1,301,326	12,700,942
Western Asset High Income Opportunities Fund	1,046,700	6,562,809
		49,573,783
INVESTMENT GRADE 1.4%
John Hancock Income Securities Trust	82,900	1,239,355
PIMCO Corporate Opportunity Fund	233,348	4,097,591
		5,336,946
LIMITED DURATION 3.5%
Eaton Vance Limited Duration Income Fund	806,142	13,236,852
MASTER LIMITED PARTNERSHIP 4.7%
Energy Income and Growth Fund	246,080	6,393,158
Kayne Anderson Energy Total Return Fund	304,524	7,899,353
Kayne Anderson MLP Investment Company	109,900	2,881,578
Tortoise Energy Infrastructure Corp.	15,500	529,480
		17,703,569
MULTI-SECTOR FUND 5.6%
AGIC Convertible & Income Fund	980,031	9,682,706
AGIC Convertible & Income Fund II	889,070	8,206,116
Nuveen Multi-Strategy Income and Growth Fund II	245,700	2,169,531
PIMCO Income Strategy Fund II	130,400	1,314,432
		21,372,785

	Number of Shares	Value
PREFERRED 5.4%
Flaherty & Crumrine/Claymore Preferred Securities Income Fund	419,572	$7,090,767
Flaherty & Crumrine/Claymore Total Return Fund	185,000	3,318,900
John Hancock Patriot Premium Dividend Fund II	107,000	1,242,270
John Hancock Preferred Income Fund	82,531	1,671,253
John Hancock Preferred Income Fund II	85,013	1,701,960
John Hancock Preferred Income Fund III	257,705	4,502,106
Nuveen Quality Preferred Income Fund	101,800	823,562
		20,350,818
REAL ESTATE 2.9%
Alpine Global Premier Properties Fund	1,052,451	6,956,701
ING Clarion Global Real Estate Income Fund	240,712	1,817,376
Nuveen Real Estate Income Fund	222,400	2,248,464
		11,022,541
SENIOR LOAN 6.8%
BlackRock Floating Rate Income Strategies Fund II	96,300	1,389,609
Eaton Vance Floating-Rate Income Trust	398,500	6,268,405
Eaton Vance Senior Floating-Rate Trust	315,657	4,952,658
Eaton Vance Senior Income Trust	596,787	4,105,895
First Trust/Four Corners Senior Floating Rate Income Fund II	161,804	2,127,723
ING Prime Rate Trust	361,900	2,073,687
Nuveen Floating Rate Income Fund	248,200	2,755,020
Pioneer Floating Rate Trust	154,400	1,872,872
		25,545,869
U.S. GENERAL EQUITY 6.1%
Gabelli Equity Trust	2,598,400	13,069,952
Liberty All-Star Equity Fund	1,314,386	5,796,442
Nasdaq Premium Income & Growth Fund	170,343	2,274,079
Royce Value Trust(a)	144,200	1,750,588
		22,891,061

	Number of Shares	Value
U.S. HYBRID (GROWTH & INCOME) 2.1%
Claymore/Guggenheim Strategic Opportunities Fund	257,550	$5,145,849
DNP Select Income Fund	291,494	2,859,556
		8,005,405
UTILITY 2.7%
Macquarie First Trust Global Infrastructure Utilities Dividend & Income Fund	224,100	2,969,325
Macquarie Global Infrastructure Total Return Fund	91,400	1,509,928
Utilities Select Sector SPDR Fund	82,300	2,580,105
Wells Fargo Advantage Utilities and High Income Fund	256,000	3,010,560
		10,069,918
TOTAL CLOSED-END FUNDS (Identified cost—$330,509,536)		371,742,873
SHORT-TERM INVESTMENTS 1.0%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.06%(b)	1,770,615	1,770,615
State Street Institutional Liquid Reserves Fund, 0.26%(b)	1,772,315	1,772,315
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,542,930)		3,542,930

		Value

TOTAL INVESTMENTS (Identified cost—$334,052,466)	99.5%	$375,285,803

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	2,017,096

NET ASSETS (Equivalent to $13.73 per share based on 27,474,186 shares of common stock outstanding)	100.0%	$377,302,899

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven day yield of the fund.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business.  Over-the-counter options quotations are provided by the respective counterparty.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below:

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$371,742,873	$371,742,873	$—	$—
Money Market Funds	3,542,930	—	3,542,930	—
Total Investments	$375,285,803	$371,742,873	$3,542,930	$—

Note 3. Income Tax Information

As of September 30, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$51,155,704
Gross unrealized depreciation	(9,922,367)
Net unrealized appreciation	$41,233,337
Cost for federal income tax purposes	$334,052,466

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/Adam M. Derechin	By:	s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 24, 2010